                                                          OMB APPROVAL
                                                --------------------------------
                                                OMB Number: 3235-0578
                                                Expires: May 31, 2007
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                                                hours per response.........21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                  Eclipse Funds
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2007 is filed herewith.

MAINSTAY BALANCED FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (39.0%)                       +

    CONVERTIBLE BOND (0.0%)                       ++

    INTERNET (0.0%)                               ++
    At Home Corp.
       4.75%, due 12/15/07                        (a)(b)(c)      $       177,810   $             18
                                                                                   ----------------
    Total Convertible Bond
       (Cost $34,957)                                                                            18
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (38.5%)

    AEROSPACE & DEFENSE (0.7%)
    General Dynamics Corp.
       4.50%, due 8/15/10                                                874,000            853,674
    United Technologies Corp.
       6.50%, due 6/1/09                                               5,628,000          5,775,696
       7.125%, due 11/15/10                                            3,380,000          3,586,065
                                                                                   ----------------
                                                                                         10,215,435
                                                                                   ----------------
    AGRICULTURE (0.7%)
    Altria Group, Inc.
       7.00%, due 11/4/13                                              6,500,000          7,042,522
    Monsanto Co.
       7.375%, due 8/15/12                                             2,000,000          2,175,708
                                                                                   ----------------
                                                                                          9,218,230
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.3%)
    Johnson Controls, Inc.
       6.30%, due 2/1/08                                               4,325,000          4,334,026
                                                                                   ----------------
    BANKS (5.4%)
    Bank of America Corp.
       7.40%, due 1/15/11                                              1,000,000          1,073,135
       7.80%, due 2/15/10                                              4,500,000          4,810,036
       7.80%, due 9/15/16                                              1,500,000          1,742,589
    Bank One Corp.
       6.00%, due 8/1/08                                               5,247,000          5,300,378
       7.875%, due 8/1/10                                              7,000,000          7,553,392
    Bank One N.A.
       6.25%, due 2/15/08                                              1,800,000          1,813,700
    BankAmerica Corp.
       7.125%, due 3/1/09                                              1,660,000          1,714,787
    BankBoston N.A.
       6.375%, due 3/25/08                                             1,000,000          1,009,486
    FleetBoston Financial Corp.
       6.375%, due 5/15/08                                             3,000,000          3,033,249
       7.375%, due 12/1/09                                             1,200,000          1,260,397

    JPMorgan Chase & Co.
       6.75%, due 8/15/08                                              1,405,000          1,430,242
    Mellon Bank N.A.
       7.625%, due 9/15/07                                             1,311,000          1,327,323
    Mellon Funding Corp.
       6.375%, due 2/15/10                                             1,960,000          2,029,854
       6.70%, due 3/1/08                                               2,026,000          2,045,379
    SunTrust Banks, Inc.
       6.25%, due 6/1/08                                               5,000,000          5,028,995
    U.S. Bancorp
       3.125%, due 3/15/08                                               437,000            425,764
       6.875%, due 9/15/07                                             3,000,000          3,018,837
    U.S. Bank N.A.
       5.70%, due 12/15/08                                             1,747,000          1,758,403
       6.30%, due 7/15/08                                              3,305,000          3,343,893
       6.375%, due 8/1/11                                              2,500,000          2,596,517
    Wachovia Bank N.A.
       7.80%, due 8/18/10                                              7,525,000          8,045,369
    Wachovia Corp.
       6.15%, due 3/15/09                                              1,920,000          1,950,111
       6.25%, due 8/4/08                                               2,317,000          2,339,690
       6.375%, due 1/15/09                                             1,736,000          1,769,156
    Wells Fargo & Co.
       3.50%, due 4/4/08                                                 437,000            427,730
    Wells Fargo Bank N.A.
       6.45%, due 2/1/11                                               3,847,000          4,004,058
       7.55%, due 6/21/10                                              5,000,000          5,328,245
                                                                                   ----------------
                                                                                         76,180,715
                                                                                   ----------------
    BEVERAGES (1.0%)
    Anheuser-Busch Cos., Inc.
       5.375%, due 9/15/08                                               900,000            899,186
       5.625%, due 10/1/10                                             1,500,000          1,517,989
       5.65%, due 9/15/08                                                454,000            455,074
       5.75%, due 4/1/10                                                 655,000            663,537
       6.00%, due 4/15/11                                              2,110,000          2,153,584
       7.50%, due 3/15/12                                              4,200,000          4,566,085
       9.00%, due 12/1/09                                              1,190,000          1,298,759
    PepsiCo., Inc.
       5.75%, due 1/15/08                                              1,747,000          1,753,990
                                                                                   ----------------
                                                                                         13,308,204
                                                                                   ----------------
    CHEMICALS (0.5%)
    E.I. du Pont de Nemours & Co.
       3.375%, due 11/15/07                                              805,000            790,226
       4.75%, due 11/15/12                                             2,000,000          1,929,880
       6.75%, due 9/1/07                                               2,000,000          2,013,446
    Praxair, Inc.
       6.50%, due 3/1/08                                               2,536,000          2,563,389
                                                                                   ----------------
                                                                                          7,296,941
                                                                                   ----------------
    COMPUTERS (1.5%)
    Computer Sciences Corp.
       6.25%, due 3/15/09                                              1,012,000          1,022,638
    Hewlett-Packard Co.
       5.50%, due 7/1/07                                               1,200,000          1,200,874
       6.50%, due 7/1/12                                               3,500,000          3,686,280
    International Business Machines Corp.

       4.75%, due 11/29/12                                             1,500,000          1,458,807
       5.375%, due 2/1/09                                                958,000            959,159
       5.50%, due 1/15/09                                                467,000            469,086
       6.45%, due 8/1/07                                               6,664,000          6,697,213
       7.50%, due 6/15/13                                              4,940,000          5,470,116
                                                                                   ----------------
                                                                                         20,964,173
                                                                                   ----------------
    COSMETICS & PERSONAL CARE (0.4%)
    Gillette Co. (The)
       2.875%, due 3/15/08                                               437,000            425,607
       3.50%, due 10/15/07                                             1,311,000          1,291,386
    Procter & Gamble Co. (The)
       6.875%, due 9/15/09                                             3,877,000          4,036,182
                                                                                   ----------------
                                                                                          5,753,175
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (13.0%)
    American Express Credit Corp.
       3.00%, due 5/16/08                                                874,000            848,359
    Associates Corp. of N.A.
       6.25%, due 11/1/08                                              1,800,000          1,827,135
    Bear Stearns Cos., Inc. (The)
       4.00%, due 1/31/08                                              1,092,000          1,076,790
       5.30%, due 10/30/15                                             4,000,000          3,921,756
       7.625%, due 12/7/09                                             3,250,000          3,446,836
       7.80%, due 8/15/07                                              2,000,000          2,025,278
    Caterpillar Financial Services Corp.
       4.875%, due 6/15/07                                             1,725,000          1,722,067
    CIT Group, Inc.
       4.75%, due 12/15/10                                               655,000            639,414
       5.50%, due 11/30/07                                             1,000,000          1,001,670
       5.875%, due 10/15/08                                            1,800,000          1,816,058
       6.875%, due 11/1/09                                             2,500,000          2,593,067
       7.375%, due 4/2/07                                              2,000,000          2,006,162
       7.75%, due 4/2/12                                               5,600,000          6,157,329
    Citicorp
       6.375%, due 11/15/08                                            1,500,000          1,524,894
       7.20%, due 6/15/07                                              1,000,000          1,005,850
    Citigroup Global Markets Holdings, Inc.
       6.50%, due 2/15/08                                              3,500,000          3,538,307
    Citigroup, Inc.
       5.00%, due 3/6/07                                                 655,000            654,779
       5.85%, due 8/2/16                                               1,500,000          1,541,725
       6.50%, due 1/18/11                                              1,474,000          1,535,183
       7.25%, due 10/1/10                                              2,000,000          2,120,606
    Credit Suisse First Boston USA, Inc.
       6.125%, due 11/15/11                                            6,462,000          6,678,348
       6.50%, due 6/1/08                                               4,500,000          4,560,386
    General Electric Capital Corp.
       4.25%, due 1/15/08                                                437,000            432,902
       6.50%, due 12/10/07                                             2,000,000          2,018,790
       6.875%, due 11/15/10                                            7,912,000          8,325,442
       7.375%, due 1/19/10                                             5,000,000          5,282,155
    Goldman Sachs Group, Inc. (The)
       5.70%, due 9/1/12                                               3,374,000          3,419,428
       6.65%, due 5/15/09                                              2,430,000          2,499,568
       7.35%, due 10/1/09                                              7,650,000          8,034,260
       Series B
       7.80%, due 1/28/10                                              4,000,000          4,271,348

    Heller Financial, Inc.
       7.375%, due 11/1/09                                             5,000,000          5,258,115
    HSBC Finance Corp.
       5.875%, due 2/1/09                                                437,000            442,014
       6.375%, due 8/1/10                                              1,657,000          1,708,253
       6.375%, due 11/27/12                                            3,000,000          3,139,380
       6.40%, due 6/17/08                                              3,600,000          3,646,548
       6.50%, due 11/15/08                                             3,000,000          3,058,392
       6.75%, due 5/15/11                                              2,374,000          2,500,539
       8.00%, due 7/15/10                                              6,000,000          6,479,154
    International Lease Finance Corp.
       4.50%, due 5/1/08                                                 437,000            431,746
       5.625%, due 6/1/07                                                655,000            655,397
       6.375%, due 3/15/09                                             2,000,000          2,038,044
    John Deere Capital Corp.
       3.90%, due 1/15/08                                                218,000            215,004
       6.00%, due 2/15/09                                              2,000,000          2,021,570
       7.00%, due 3/15/12                                                200,000            212,773
    JPMorgan & Co., Inc.
       6.25%, due 2/15/11                                                262,000            268,909
    JPMorgan Chase & Co
       5.25%, due 5/1/15                                               7,000,000          6,875,603
    Lehman Brothers Holdings, Inc.
       2.22%, due 9/28/07                            (d)               2,000,000          1,976,720
       6.625%, due 1/18/12                                             2,491,000          2,622,037
       7.00%, due 2/1/08                                               4,143,000          4,201,246
       7.875%, due 8/15/10                                             4,100,000          4,405,106
       8.25%, due 6/15/07                                              1,000,000          1,010,417
    Lehman Brothers, Inc.
       6.50%, due 4/15/08                                              1,600,000          1,613,915
    Merrill Lynch & Co., Inc.
       2.11%, due 3/12/07                            (d)               1,000,000            997,440
       2.465%, due 3/2/09                            (d)                 437,000            417,130
       6.00%, due 2/17/09                                              8,337,000          8,447,524
       6.05%, due 5/16/16                                              6,800,000          6,982,349
       6.375%, due 10/15/08                                            1,112,000          1,128,871
    Morgan Stanley
       5.75%, due 10/18/16                                             5,000,000          5,034,895
       5.80%, due 4/1/07                                                 874,000            874,354
       6.75%, due 4/15/11                                              8,811,000          9,267,956
    Pitney Bowes Credit Corp.
       5.75%, due 8/15/08                                                874,000            877,153
    SLM Corp.
       3.43%, due 1/31/14                            (d)                 874,000            818,798
       3.625%, due 3/17/08                                               437,000            428,431
       4.00%, due 1/15/09                                                437,000            426,275
       5.625%, due 4/10/07                                             2,000,000          2,000,812
    Toyota Motor Credit Corp.
       5.50%, due 12/15/08                                             1,477,000          1,477,848
    Wells Fargo Financial, Inc.
       5.875%, due 8/15/08                                             2,316,000          2,329,419
       6.85%, due 7/15/09                                                109,000            112,380
                                                                                   ----------------
                                                                                        182,928,409
                                                                                   ----------------
    ELECTRIC (0.5%)
    Consolidated Edison Co. of New York
       7.50%, due 9/1/10                                               5,500,000          5,876,261
    Interstate Power & Light Co.

       6.625%, due 8/1/09                                              1,311,000          1,340,921
                                                                                   ----------------
                                                                                          7,217,182
                                                                                   ----------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    Emerson Electric Co.
       5.00%, due 10/15/08                                               262,000            259,774
       5.85%, due 3/15/09                                              2,386,000          2,408,863
       7.125%, due 8/15/10                                             4,500,000          4,750,650
                                                                                   ----------------
                                                                                          7,419,287
                                                                                   ----------------
    ELECTRONICS (0.2%)
    Honeywell, Inc.
       7.00%, due 3/15/07                                              2,376,000          2,379,322
       7.125%, due 4/15/08                                               131,000            133,174
                                                                                   ----------------
                                                                                          2,512,496
                                                                                   ----------------
    FOOD (2.9%)
    Campbell Soup Co.
       6.75%, due 2/15/11                                              3,450,000          3,613,972
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                               7,500,000          7,821,833
    Kraft Foods, Inc.
       6.25%, due 6/1/12                                               5,150,000          5,327,237
    Nabisco, Inc.
       7.05%, due 7/15/07                                              2,028,000          2,042,833
*      7.55%, due 6/15/15                                             10,880,000         12,241,371
    Sara Lee Corp.
       6.00%, due 1/15/08                                              1,048,000          1,051,784
    Sysco International Co.
       6.10%, due 6/1/12                             (e)               3,060,000          3,145,328
    Unilever Capital Corp.
       7.125%, due 11/1/10                                             5,700,000          6,030,002
                                                                                   ----------------
                                                                                         41,274,360
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.2%)
    Johnson & Johnson
       6.625%, due 9/1/09                                              2,371,000          2,447,998
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (0.2%)
    Kimberly-Clark Corp.
       7.10%, due 8/1/07                                               3,245,000          3,271,213
                                                                                   ----------------
    INSURANCE (0.3%)
    Allstate Corp. (The)
       7.20%, due 12/1/09                                              1,900,000          1,991,090
    John Hancock Financial Services, Inc.
       5.625%, due 12/1/08                                             2,640,000          2,649,216
                                                                                   ----------------
                                                                                          4,640,306
                                                                                   ----------------
    MACHINERY - CONSTRUCTION & MINING (0.6%)
    Caterpillar, Inc.
       6.55%, due 5/1/11                                               3,915,000          4,087,652
       7.25%, due 9/15/09                                              4,347,000          4,543,258
                                                                                   ----------------
                                                                                          8,630,910
                                                                                   ----------------
    MACHINERY - DIVERSIFIED (1.0%)

    Deere & Co.
       6.95%, due 4/25/14                                              5,000,000          5,405,130
       7.85%, due 5/15/10                                              7,808,000          8,358,792
                                                                                   ----------------
                                                                                         13,763,922
                                                                                   ----------------
    MEDIA (0.7%)
    Gannett Co., Inc.
       6.375%, due 4/1/12                                              2,095,000          2,150,943
    Walt Disney Co. (The)
       6.375%, due 3/1/12                                              7,000,000          7,315,231
                                                                                   ----------------
                                                                                          9,466,174
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Honeywell International, Inc.
       7.50%, due 3/1/10                                               6,985,000          7,420,794
    Illinois Tool Works, Inc.
       5.75%, due 3/1/09                                               3,090,000          3,115,993
                                                                                   ----------------
                                                                                         10,536,787
                                                                                   ----------------
    OIL & GAS (0.7%)
    Atlantic Richfield Co.
       5.90%, due 4/15/09                                              1,000,000          1,011,903
    ConocoPhillips
       6.375%, due 3/30/09                                             2,160,000          2,201,316
       8.75%, due 5/25/10                                              4,440,000          4,894,616
    Texaco Capital, Inc.
       5.50%, due 1/15/09                                              2,000,000          2,011,854
                                                                                   ----------------
                                                                                         10,119,689
                                                                                   ----------------
    PHARMACEUTICALS (0.2%)
    Pharmacia Corp.
       5.875%, due 12/1/08                                               437,000            440,469
    Warner-Lambert Co.
       6.00%, due 1/15/08                                              2,218,000          2,221,229
                                                                                   ----------------
                                                                                          2,661,698
                                                                                   ----------------
    RETAIL (1.4%)
    Kohl's Corp.
       6.30%, due 3/1/11                                                 612,000            629,839
    Target Corp.
       5.375%, due 6/15/09                                             2,706,000          2,713,211
       5.40%, due 10/1/08                                              1,700,000          1,703,512
       7.50%, due 8/15/10                                              3,034,000          3,244,180
    Wal-Mart Stores, Inc.
       6.875%, due 8/10/09                                            10,088,000         10,474,441
       7.25%, due 6/1/13                                                 349,000            381,271
                                                                                   ----------------
                                                                                         19,146,454
                                                                                   ----------------
    SOFTWARE (0.3%)
    First Data Corp.
       5.625%, due 11/1/11                                               661,000            661,071
       5.80%, due 12/15/08                                             1,725,000          1,735,707
       6.375%, due 12/15/07                                            2,133,000          2,144,742
                                                                                   ----------------
                                                                                          4,541,520
                                                                                   ----------------
    TELECOMMUNICATIONS (4.3%)
*   ALLTEL Corp.
       7.00%, due 7/1/12                                              14,000,000         14,612,248

    Ameritech Capital Funding Corp.
       6.15%, due 1/15/08                                              1,916,000          1,921,727
    AT&T Corp.
       7.30%, due 11/15/11                                             7,000,000          7,565,558
    BellSouth Capital Funding Corp.
       7.75%, due 2/15/10                                              6,000,000          6,386,460
    BellSouth Corp.
       6.00%, due 10/15/11                                             2,000,000          2,046,662
    BellSouth Telecommunications, Inc.
       5.875%, due 1/15/09                                               262,000            264,455
    GTE North, Inc.
       6.375%, due 2/15/10                                               437,000            444,918
    Motorola, Inc.
       8.00%, due 11/1/11                                              6,000,000          6,576,186
    New York Telephone Co.
       6.125%, due 1/15/10                                               874,000            877,710
    Southwestern Bell Telephone Corp.
       6.625%, due 7/15/07                                             1,100,000          1,104,555
       7.00%, due 7/1/15                                               5,000,000          5,341,575
    Verizon Communications, Inc.
       6.50%, due 9/15/11                                              5,000,000          5,166,350
    Verizon Global Funding Corp.
       7.375%, due 9/1/12                                              7,000,000          7,626,388
                                                                                   ----------------
                                                                                         59,934,792
                                                                                   ----------------
    TEXTILES (0.2%)
    Cintas Corp. No. 2
       6.00%, due 6/1/12                                               3,095,000          3,169,100
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $550,533,749)                                                              540,953,196
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FEDERAL AGENCIES (0.5%)

    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.1%)
       Series 2003-17, Class QT
       5.00%, due 8/25/27                                              1,031,000          1,019,139
       Series 2003-32, Class PG
       5.00%, due 10/25/27                                               437,000            430,607
                                                                                   ----------------
                                                                                          1,449,746
                                                                                   ----------------
    FEDERAL FARM CREDIT BANK (0.0%)               ++
       3.875%, due 5/7/10                                                655,000            631,487
                                                                                   ----------------
    FEDERAL HOME LOAN BANKS (0.1%)
       3.75%, due 4/1/10                                                 655,000            630,022
       3.875%, due 2/12/10                                               220,000            212,653
                                                                                   ----------------
                                                                                            842,675
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.2%)
       Series 2734, Class JC
       3.50%, due 11/15/23                                               822,977            804,182
       Series 2579, Class PG
       4.00%, due 3/15/27                                                 87,426             86,753
       Series 2719, Class WB
       4.50%, due 8/15/21                                              1,030,211            977,914
       Series 2589, Class GD

       5.00%, due 9/15/28                                                437,000            433,608
       Series 2600, Class MJ
       5.00%, due 9/15/29                                                437,000            425,791
                                                                                   ----------------
                                                                                          2,728,248
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (COLLATERALIZED MORTGAGE OBLIGATIONS)
       (0.1%)
       Series 2003-50, Class PC
       5.50%, due 3/16/32                                                874,000            869,966
                                                                                   ----------------
    Total Federal Agencies
       (Cost $6,769,813)                                                                  6,522,122
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BOND (0.0%)                            ++(f)

    CHEMICALS (0.0%)                              ++
    Dow Capital B.V.
       8.50%, due 6/8/10                                                 495,000            537,289
                                                                                   ----------------
    Total Yankee Bond
       (Cost $555,492)                                                                      537,289
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $557,894,011)                                                              548,012,625
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (59.3%)

    AEROSPACE & DEFENSE (1.8%)
    Northrop Grumman Corp.                                               122,438          8,685,752
    Raytheon Co.                                                         161,626          8,388,389
    United Technologies Corp.                                            128,905          8,768,118
                                                                                   ----------------
                                                                                         25,842,259
                                                                                   ----------------
    AGRICULTURE (1.1%)
    North Atlantic Trading Co., Inc.              (c)(g)(h)(i)               130                  1
    Reynolds American, Inc.                                               86,606          5,586,087
    UST, Inc.                                     (e)                    181,602         10,431,219
                                                                                   ----------------
                                                                                         16,017,307
                                                                                   ----------------
    APPAREL (0.3%)
    Jones Apparel Group, Inc.                                            106,209          3,628,099
                                                                                   ----------------
    AUTO MANUFACTURERS (0.4%)
    Ford Motor Co.                                (e)                    759,509          6,174,808
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.6%)
    Autoliv, Inc.                                                        141,141          8,516,448
                                                                                   ----------------
    BANKS (4.4%)
    Bank of America Corp.                                                161,110          8,471,164
    Bank of New York Co., Inc. (The)                                     238,043          9,524,100
    Commerce Bancshares, Inc.                                            185,632          9,118,244
    First Citizens BancShares, Inc. Class A                                2,734            560,443
    M&T Bank Corp.                                                        88,499         10,735,814
    National City Corp.                           (e)                    235,360          8,908,376

    State Street Corp.                                                    72,342          5,139,899
    U.S. Bancorp                                                         251,131          8,940,264
                                                                                   ----------------
                                                                                         61,398,304
                                                                                   ----------------
    BEVERAGES (0.4%)
    PepsiAmericas, Inc.                                                  279,195          6,156,250
                                                                                   ----------------
    BUILDING MATERIALS (0.5%)
    Masco Corp.                                   (e)                    221,778          7,094,678
                                                                                   ----------------
    COMMERCIAL SERVICES (0.4%)
    Quanta Services, Inc.                         (e)(g)                 130,654          2,687,553
    United Rentals, Inc.                          (e)(g)                 113,694          2,927,621
                                                                                   ----------------
                                                                                          5,615,174
                                                                                   ----------------
    COMPUTERS (1.4%)
    Hewlett-Packard Co.                                                  225,607          9,764,271
    International Business Machines Corp.                                101,233         10,037,252
                                                                                   ----------------
                                                                                         19,801,523
                                                                                   ----------------
    COSMETICS & PERSONAL CARE (0.6%)
    Colgate-Palmolive Co.                                                  5,051            344,983
    Procter & Gamble Co. (The)                                           134,671          8,736,108
                                                                                   ----------------
                                                                                          9,081,091
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (6.5%)
    A.G. Edwards, Inc.                                                   146,242          9,682,683
    Bear Stearns Cos., Inc. (The)                                         57,661          9,505,416
    CIT Group, Inc.                                                      167,794          9,893,134
    Citigroup, Inc.                                                      170,023          9,373,368
    Countrywide Financial Corp.                                            1,459             63,437
    Goldman Sachs Group, Inc. (The)                                       52,131         11,060,113
    Janus Capital Group, Inc.                                             94,594          1,937,285
    JPMorgan Chase & Co.                                                 181,035          9,220,113
    Lehman Brothers Holdings, Inc.                                       122,455         10,070,699
    Merrill Lynch & Co., Inc.                     (e)                    111,058         10,390,586
    Morgan Stanley                                                       121,831         10,086,389
                                                                                   ----------------
                                                                                         91,283,223
                                                                                   ----------------
    ELECTRIC (3.1%)
    American Electric Power Co., Inc.                                    123,177          5,361,895
    Duke Energy Corp.                                                    266,561          5,248,586
    Dynegy, Inc. Class A                          (g)                         19                134
*   Entergy Corp.                                                        126,269         11,724,077
*   NRG Energy, Inc.                              (e)(g)                 212,395         12,728,832
    PG&E Corp.                                                             4,637            216,455
    Wisconsin Energy Corp.                                               165,658          7,713,036
                                                                                   ----------------
                                                                                         42,993,015
                                                                                   ----------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    Emerson Electric Co.                                                 194,056          8,726,698
                                                                                   ----------------
    ELECTRONICS (0.2%)
    Avnet, Inc.                                   (e)(g)                  76,682          2,380,976
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (1.3%)
    Republic Services, Inc.                                              211,213          9,134,962

    Waste Management, Inc.                                               229,377          8,711,738
                                                                                   ----------------
                                                                                         17,846,700
                                                                                   ----------------
    FOOD (1.1%)
    General Mills, Inc.                                                  157,724          9,028,122
    Kraft Foods, Inc. Class A                     (e)                    197,699          6,903,649
                                                                                   ----------------
                                                                                         15,931,771
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.1%)
    MeadWestvaco Corp.                                                    67,607          2,037,675
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.6%)
    Aetna, Inc.                                                          210,552          8,876,872
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (1.5%)
    Clorox Co. (The)                                                     178,485         11,676,489
    Kimberly-Clark Corp.                                                 127,011          8,814,563
                                                                                   ----------------
                                                                                         20,491,052
                                                                                   ----------------
    INSURANCE (10.4%)
    Allstate Corp. (The)                                                 139,615          8,399,238
    Ambac Financial Group, Inc.                                           75,877          6,684,764
    American Financial Group, Inc.                                       105,733          3,734,490
    Assurant, Inc.                                (e)                    123,323          6,854,292
*   CIGNA Corp.                                                          105,800         14,007,920
    Genworth Financial, Inc. Class A                                     230,731          8,052,512
    Lincoln National Corp.                                               134,650          9,040,401
    Loews Corp.                                                          167,226          7,267,642
    Nationwide Financial Services, Inc. Class A                           57,496          3,142,156
    Old Republic International Corp.                                     364,875          8,136,713
    PMI Group, Inc. (The)                         (e)                    231,841         11,086,637
    Principal Financial Group, Inc.                                      148,582          9,154,137
    Prudential Financial, Inc.                                           113,888         10,150,837
    Radian Group, Inc.                                                   167,993         10,116,538
    SAFECO Corp.                                                         130,813          8,373,340
    StanCorp Financial Group, Inc.                                       211,062         10,099,317
    Torchmark Corp.                                                      171,512         11,146,565
                                                                                   ----------------
                                                                                        145,447,499
                                                                                   ----------------
    INTERNET (1.4%)
    Expedia, Inc.                                 (g)                    258,954          5,554,563
*   IAC/InterActiveCorp.                          (e)(g)                 358,891         13,781,414
                                                                                   ----------------
                                                                                         19,335,977
                                                                                   ----------------
    IRON & STEEL (2.1%)
    Nucor Corp.                                                          135,593          8,751,172
    Reliance Steel & Aluminum Co.                                        172,528          7,184,066
*   Steel Dynamics, Inc.                                                 327,988         12,860,409
                                                                                   ----------------
                                                                                         28,795,647
                                                                                   ----------------
    MACHINERY - DIVERSIFIED (0.9%)
    Deere & Co.                                                          100,092         10,037,226
    Flowserve Corp.                               (g)                     48,697          2,584,350
                                                                                   ----------------
                                                                                         12,621,576
                                                                                   ----------------
    MEDIA (1.9%)
    CBS Corp. Class B                                                    283,797          8,845,953
    Clear Channel Communications, Inc.                                   262,300          9,526,736

    Gannett Co., Inc.                                                    143,734          8,356,695
                                                                                   ----------------
                                                                                         26,729,384
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.5%)
    Commercial Metals Co.                                                258,141          6,998,203
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.5%)
    SPX Corp.                                                             96,521          6,774,809
                                                                                   ----------------
    OFFICE & BUSINESS EQUIPMENT (0.1%)
    IKON Office Solutions, Inc.                                           51,905            773,385
                                                                                   ----------------
    OIL & GAS (2.4%)
    Anadarko Petroleum Corp.                                             181,557          7,943,119
    Devon Energy Corp.                                                   127,752          8,954,138
    ExxonMobil Corp.                                                     123,888          9,180,101
    Sunoco, Inc.                                                         123,921          7,823,133
    W&T Offshore, Inc.                                                    12,718            390,697
                                                                                   ----------------
                                                                                         34,291,188
                                                                                   ----------------
    PHARMACEUTICALS (2.5%)
*   AmerisourceBergen Corp.                                              238,016         12,467,278
    King Pharmaceuticals, Inc.                    (e)(g)                 206,619          3,690,215
    Merck & Co., Inc.                                                    197,614          8,843,227
    Pfizer, Inc.                                                         294,847          7,736,785
    Watson Pharmaceuticals, Inc.                  (g)                     72,897          1,984,256
                                                                                   ----------------
                                                                                         34,721,761
                                                                                   ----------------
    PIPELINES (0.2%)
    Spectra Energy Corp.                                                 133,280          3,481,274
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.1%)
    Annaly Capital Management, Inc.               (e)                    587,790          8,099,746
    New Century Financial Corp.                   (e)                    220,930          6,687,551
                                                                                   ----------------
                                                                                         14,787,297
                                                                                   ----------------
    RETAIL (2.6%)
    AutoNation, Inc.                              (e)(g)                 382,023          8,576,416
    Circuit City Stores, Inc.                     (e)                    311,918          6,366,246
    Dillard's, Inc. Class A                       (e)                    303,753         10,430,878
    OfficeMax, Inc.                                                      214,084         10,338,116
    United Auto Group, Inc.                                               59,016          1,414,614
                                                                                   ----------------
                                                                                         37,126,270
                                                                                   ----------------
    SAVINGS & LOANS (0.7%)
    Astoria Financial Corp.                                              322,644          9,547,036
                                                                                   ----------------
    SEMICONDUCTORS (0.4%)
    Rambus, Inc.                                  (e)(g)                 318,539          5,921,640
                                                                                   ----------------
    SOFTWARE (0.5%)
    Fair Isaac Corp.                              (e)                    191,127          7,610,677
                                                                                   ----------------
    TELECOMMUNICATIONS (1.9%)
*   CenturyTel, Inc.                                                     264,767         11,872,152
    Crown Castle International Corp.              (g)                    138,312          4,863,050
    Leap Wireless International, Inc.             (g)                     25,481          1,673,847
    Polycom, Inc.                                 (g)                    229,232          7,706,780

                                                                                   ----------------
                                                                                         26,115,829
                                                                                   ----------------
    TOYS, GAMES & HOBBIES (0.8%)
*   Mattel, Inc.                                                         490,120         11,939,323
                                                                                   ----------------
    TRANSPORTATION (1.3%)
    Burlington Northern Santa Fe Corp.                                     4,357            350,129
    CSX Corp.                                                             18,368            675,759
    Laidlaw International, Inc.                                          256,855          7,631,162
    Union Pacific Corp.                                                   90,013          9,091,313
                                                                                   ----------------
                                                                                         17,748,363
                                                                                   ----------------
    TRUCKING & LEASING (0.2%)
    GATX Corp.                                                            53,977          2,461,351
                                                                                   ----------------
    Total Common Stocks
       (Cost $689,430,270)                                                              833,122,412(o)
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCK (0.0%)            ++

    INTERNET (0.0%)                               ++
    Globix Corp.
       11.00%                                     (c)(g)(h)                1,182              3,830
                                                                                   ----------------
    Total Convertible Preferred Stock
       (Cost $3,240)                                                                          3,830
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (9.8%)

    COMMERCIAL PAPER (3.1%)
    CAFCO LLC
       5.287%, due 3/6/07                         (j)            $     2,892,873          2,892,873
    Charta LLC
       5.299%, due 3/23/07                        (j)                  2,892,873          2,892,873
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (j)                  2,892,873          2,892,873
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (j)                  4,339,309          4,339,309
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (j)                  1,446,436          1,446,436
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (j)                  2,892,873          2,892,873
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (j)                  4,339,309          4,339,309
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (j)                  4,339,309          4,339,309
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (j)                  1,446,436          1,446,436
    Old Line Funding LLC
       5.282%, due 2/15/07                        (j)                  2,892,873          2,892,873
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (j)                  2,892,873          2,892,873
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (j)                  2,829,350          2,829,350
    Variable Funding Capital Co.

       5.272%, due 2/6/07                             (j)              2,892,873          2,892,873
    Yorktown Capital LLC
       5.276%, due 2/8/07                             (j)              4,339,309          4,339,309
                                                                                   ----------------
    Total Commercial Paper
       (Cost $43,329,569)                                                                43,329,569
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.8%)
    BGI Institutional Money Market Fund               (j)             25,686,105         25,686,105
                                                                                    ----------------
    Total Investment Company
       (Cost $25,686,105)                                                                25,686,105
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $3,616,635
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $3,770,142 and a Market Value of $3,746,926)   (j)         $    3,616,091          3,616,091
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $3,616,091)                                                                  3,616,091
                                                                                   ----------------
    TIME DEPOSITS (3.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                            (j)              5,785,747          5,785,747
    Bank of America Corp.
       5.27%, due 3/20/07                             (d)(j)           4,339,309          4,339,309
    BNP Paribas
       5.26%, due 2/8/07                              (j)              4,339,309          4,339,309
    Calyon
       5.31%, due 2/12/07                             (j)              2,892,873          2,892,873
    Citigroup, Inc.
       5.325%, due 3/22/07                            (j)              4,339,309          4,339,309
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                             (j)              2,892,873          2,892,873
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                              (j)              4,339,309          4,339,309
    Rabobank Nederland
       5.29%, due 3/6/07                              (j)              5,785,747          5,785,747
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                             (j)             11,571,491         11,571,491
    Standard Chartered Bank
       5.28%, due 2/9/07                              (j)              4,339,309          4,339,309
                                                                                   ----------------
    Total Time Deposits
       (Cost $50,625,276)                                                                50,625,276
                                                                                   ----------------
    U.S. GOVERNMENT (1.0%)
    United States Treasury Bills
       4.062%, due 4/5/07                             (k)              2,700,000          2,676,470
       5.022%, due 4/12/07                                            11,050,000         10,943,102
                                                                                   ----------------
    Total U.S. Government
       (Cost $13,619,975)                                                                13,619,572
                                                                                   ----------------

    Total Short-Term Investments
       (Cost $136,877,016)                                                              136,876,613
                                                                                   ----------------
    Total Investments
       (Cost $1,384,204,537)                      (l)                      108.1%     1,518,015,480(m)
    Liabilities in Excess of
       Cash and Other Assets                                                (8.1)      (113,494,534)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $  1,404,520,946
                                                                 ===============   ================

                                                                    CONTRACTS         UNREALIZED
                                                                       LONG          APPRECIATION  (n)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++
    Standard & Poor's 500 Index
       Mini March 2007                                                       182   $        176,425
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $13,131,300)             (o)                              $        176,425
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Issue in default.

(b)  Issuer in bankruptcy.

(c) Fair valued security. The total market value of these securities at January 31, 2007 is $3,849, which reflects 0.0% of the Fund's net assets.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  Represents a security, or a portion thereof, which is out on loan.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g)  Non-income producing security.

(h) Illiquid security. The total market value of these securities at January 31, 2007 is $3,831, which represents 0.0% of the Fund's net assets.

(i)  Restricted security.

(j) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  Segregated as collateral for futures contracts.

(l)  The cost for federal income tax purposes is $1,385,773,259.

(m) At January 31, 2007 net unrealized appreciation was $132,242,221, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $149,026,829 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,784,608.

(n) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(o) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 60.3% of net assets.

MAINSTAY MID CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                      SHARES            VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (99.8%)                         +
    AUTO COMPONENTS (1.5%)
    Autoliv, Inc.                                                         36,992   $      2,232,097
                                                                                   ----------------
    BEVERAGES (1.0%)
    PepsiAmericas, Inc.                                                   64,079          1,412,942
                                                                                   ----------------
    BUILDING PRODUCTS (1.0%)
    USG Corp.                                     (a)(b)                  27,373          1,467,193
                                                                                   ----------------
    CAPITAL MARKETS (2.9%)
    A.G. Edwards, Inc.                                                    37,281          2,468,375
    Northern Trust Corp.                                                  29,016          1,762,722
                                                                                   ----------------
                                                                                          4,231,097
                                                                                   ----------------
    COMMERCIAL BANKS (5.3%)
    Commerce Bancshares, Inc.                                             39,777          1,953,846
    First Citizens BancShares, Inc. Class A                                3,121            639,774
    Huntington Bancshares, Inc.                   (b)                     90,367          2,103,744
    M&T Bank Corp.                                                        18,452          2,238,412
    TCF Financial Corp.                           (b)                     32,756            831,347
                                                                                   ----------------
                                                                                          7,767,123
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (1.9%)
    Allied Waste Industries, Inc.                 (a)                     40,044            512,163
    Equifax, Inc.                                                         12,818            532,331
    Republic Services, Inc.                                               40,389          1,746,824
                                                                                   ----------------
                                                                                          2,791,318
                                                                                   ----------------
    CONSUMER FINANCE (0.9%)
    AmeriCredit Corp.                             (a)                     47,749          1,295,908
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (2.1%)
    CIT Group, Inc.                                                       24,919          1,469,224
    Leucadia National Corp.                                               59,177          1,619,083
                                                                                   ----------------
                                                                                          3,088,307
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    CenturyTel, Inc.                                                      52,151          2,338,451
                                                                                   ----------------
    ELECTRIC UTILITIES (6.1%)
*   American Electric Power Co., Inc.                                     62,919          2,738,864
*   Edison International                                                  65,637          2,952,352
*   Entergy Corp.                                                         36,478          3,386,982
                                                                                   ----------------
                                                                                          9,078,198
                                                                                   ----------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
    Avnet, Inc.                                   (a)(b)                  56,852          1,765,255
    Tech Data Corp.                               (a)                     27,181          1,009,502
                                                                                   ----------------
                                                                                          2,774,757
                                                                                   ----------------
    FOOD PRODUCTS (0.8%)
    Hershey Co. (The)                             (b)                     23,219          1,185,098
                                                                                   ----------------
    GAS UTILITIES (1.4%)
    Equitable Resources, Inc.                                             48,675          2,105,194
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (3.6%)
*   AmerisourceBergen Corp.                                               50,284          2,633,876
*   CIGNA Corp.                                                           20,025          2,651,310
                                                                                   ----------------
                                                                                          5,285,186
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (1.8%)
    Clorox Co. (The)                              (b)                     37,687          2,465,483
    Energizer Holdings, Inc.                      (a)                      2,773            236,343
                                                                                   ----------------
                                                                                          2,701,826
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (1.7%)
    NRG Energy, Inc.                              (a)(b)                  42,586          2,552,179
                                                                                   ----------------
    INSURANCE (12.1%)
    Ambac Financial Group, Inc.                                           27,809          2,449,973
    Assurant, Inc.                                (b)                     41,075          2,282,948
    Cincinnati Financial Corp.                                            46,539          2,082,155
    Lincoln National Corp.                                                18,656          1,252,564
    Nationwide Financial Services, Inc. Class A                           39,222          2,143,482
    Old Republic International Corp.                                      91,337          2,036,815
    Principal Financial Group, Inc.                                        7,129            439,218
    SAFECO Corp.                                                          15,261            976,857
    StanCorp Financial Group, Inc.                                        40,104          1,918,976
    Torchmark Corp.                                                       34,313          2,230,002
                                                                                   ----------------
                                                                                         17,812,990
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (3.5%)
*   Expedia, Inc.                                 (a)                    123,694          2,653,236
*   IAC/InterActiveCorp.                          (a)(b)                  67,336          2,585,702
                                                                                   ----------------
                                                                                          5,238,938
                                                                                   ----------------
    IT SERVICES (1.2%)
    Sabre Holdings Corp. Class A                                          55,316          1,787,260
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (1.6%)
    Mattel, Inc.                                                          99,735          2,429,545
                                                                                   ----------------
    MACHINERY (3.0%)
    Flowserve Corp.                               (a)                     35,617          1,890,194
    SPX Corp.                                                             36,363          2,552,319
                                                                                   ----------------
                                                                                          4,442,513
                                                                                   ----------------
    METALS & MINING (3.3%)
    Steel Dynamics, Inc.                                                  53,708          2,105,891
*   United States Steel Corp.                                             33,922          2,832,148
                                                                                   ----------------
                                                                                          4,938,039
                                                                                   ----------------

    MULTILINE RETAIL (1.3%)
    Dillard's, Inc. Class A                                               55,447          1,904,050
                                                                                   ----------------
    MULTI-UTILITIES (4.7%)
    KeySpan Corp.                                                         38,549          1,572,799
*   PG&E Corp.                                                            66,233          3,091,756
    Wisconsin Energy Corp.                                                47,617          2,217,047
                                                                                   ----------------
                                                                                          6,881,602
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (2.4%)
    Hess Corp.                                                            40,590          2,191,454
    Sunoco, Inc.                                                          22,597          1,426,549
                                                                                   ----------------
                                                                                          3,618,003
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (2.6%)
    Louisiana-Pacific Corp.                                               79,826          1,828,814
    MeadWestvaco Corp.                                                    66,680          2,009,735
                                                                                   ----------------
                                                                                          3,838,549
                                                                                   ----------------
    PHARMACEUTICALS (2.7%)
    King Pharmaceuticals, Inc.                    (a)                    115,836          2,068,831
    Watson Pharmaceuticals, Inc.                  (a)                     72,137          1,963,569
                                                                                   ----------------
                                                                                          4,032,400
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (7.5%)
    Annaly Capital Management, Inc.               (b)                    139,359          1,920,367
    Duke Realty Corp.                             (b)                     52,957          2,336,463
*   Equity Office Properties Trust                                        68,393          3,799,231
    Essex Property Trust, Inc.                                             5,187            748,692
    New Century Financial Corp.                   (b)                     44,602          1,350,103
    New Plan Excel Realty Trust                   (b)                     34,260            997,651
                                                                                   ----------------
                                                                                         11,152,507
                                                                                   ----------------
    ROAD & RAIL (4.2%)
    CSX Corp.                                                             65,583          2,412,799
    Laidlaw International, Inc.                                           61,431          1,825,115
    Ryder System, Inc.                            (b)                     34,772          1,896,465
                                                                                   ----------------
                                                                                          6,134,379
                                                                                   ----------------
    SOFTWARE (1.3%)
    Fair Isaac Corp.                                                      47,800          1,903,396
                                                                                   ----------------
    SPECIALTY RETAIL (3.3%)
    AutoNation, Inc.                              (a)                     72,033          1,617,141
    Circuit City Stores, Inc.                                             61,471          1,254,623
    OfficeMax, Inc.                                                       39,997          1,931,455
                                                                                   ----------------
                                                                                          4,803,219
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (1.0%)
    Jones Apparel Group, Inc.                                             43,766          1,495,047
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (5.2%)
    Astoria Financial Corp.                                               61,995          1,834,432
    MGIC Investment Corp.                         (b)                     25,744          1,588,920
    PMI Group, Inc. (The)                         (b)                     45,735          2,187,048
    Radian Group, Inc.                                                    33,220          2,000,508
                                                                                   ----------------
                                                                                          7,610,908
                                                                                   ----------------

    TOBACCO (1.0%)
    UST, Inc.                                                             26,539          1,524,400
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.2%)
    GATX Corp.                                                            40,179          1,832,162
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (1.2%)
    Crown Castle International Corp.              (a)                     50,258          1,767,071
                                                                                   ----------------
    Total Common Stocks
       (Cost $123,200,885)                                                              147,453,852(i)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (17.4%)
    COMMERCIAL PAPER (6.0%)
    CAFCO LLC
       5.287%, due 3/6/07                         (c)            $       595,670            595,670
    Charta LLC
       5.299%, due 3/23/07                        (c)                    595,670            595,670
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    595,670            595,670
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                    893,506            893,506
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    297,835            297,835
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    595,670            595,670
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    893,506            893,506
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    893,506            893,506
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                    297,835            297,835
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    595,670            595,670
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    595,670            595,670
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    582,590            582,590
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    595,670            595,670
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    893,506            893,506
                                                                                   ----------------
    Total Commercial Paper
       (Cost $8,921,974)                                                                  8,921,974
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (3.6%)
    BGI Institutional Money Market Fund           (c)                  5,289,016          5,289,016
                                                                                   ----------------
    Total Investment Company
       (Cost $5,289,016)                                                                  5,289,016
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $744,700
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $776,309 and a Market Value of $771,528)   (C)            $       744,588            744,588
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $744,588)                                                                      744,588
                                                                                   ----------------
    TIME DEPOSITS (7.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                  1,191,341          1,191,341
    Bank of America Corp.
       5.27%, due 3/20/07                         (c) (d)                893,506            893,506
    BNP Paribas
       5.26%, due 2/8/07                          (c)                    893,506            893,506
    Calyon
       5.31%, due 2/12/07                         (c)                    595,670            595,670
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                    893,506            893,506
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                    595,670            595,670
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                    893,506            893,506
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                  1,191,341          1,191,341
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  2,382,680          2,382,680
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                    893,506            893,506
                                                                                   ----------------
    Total Time Deposits
       (Cost $10,424,232)                                                                10,424,232
                                                                                   ----------------
    U.S. GOVERNMENT (0.2%)
    United States Treasury Bills
       5.014%, due 4/5/07                         (e)                     20,000             19,826
       5.022%, due 4/12/07                                               350,000            346,614
                                                                                   ----------------
    Total U.S. Government
       (Cost $366,433)                                                                      366,440
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $25,746,243)                                                                25,746,250
                                                                                   ----------------
    Total Investments
       (Cost $148,947,128)                        (g)                      117.2%       173,200,102(h)
    Liabilities in Excess of
       Cash and Other Assets                                               (17.2)       (25,412,308)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    147,787,794
                                                                 ===============   ================

                                                                    CONTRACTS         UNREALIZED
                                                                       LONG        APPRECIATION (f)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++
    Standard & Poor's 500 Index
       Mini March 2007                                                         8   $          4,930
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $577,200)                (i)                              $          4,930
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(g)  The cost for federal income tax purposes is $149,206,045.

(h) At January 31, 2007 net unrealized appreciation was $23,994,057, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,372,012 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,377,955.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.2% of net assets.

MAINSTAY SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (94.2%)                         +

    AEROSPACE & DEFENSE (0.6%)
    AAR Corp.                                     (a)(b)                 245,977   $      7,327,655
    Triumph Group, Inc.                           (b)                     46,065          2,588,853
                                                                                   ----------------
                                                                                          9,916,508
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (0.2%)
    Atlas Air Worldwide Holdings, Inc.            (a)                     32,278          1,547,730
    Dynamex, Inc.                                 (a)                     48,516          1,184,761
                                                                                   ----------------
                                                                                          2,732,491
                                                                                   ----------------
    AIRLINES (0.3%)
    SkyWest, Inc.                                                        143,006          3,881,183
                                                                                   ----------------
    AUTO COMPONENTS (0.2%)
    Aftermarket Technology Corp.                  (a)                    158,091          3,408,442
    Modine Manufacturing Co.                                               3,043             79,605
                                                                                   ----------------
                                                                                          3,488,047
                                                                                   ----------------
    BUILDING PRODUCTS (0.4%)
    Ameron International Corp.                                            30,239          2,439,380
    Universal Forest Products, Inc.                                       81,697          3,994,983
                                                                                   ----------------
                                                                                          6,434,363
                                                                                   ----------------
    CAPITAL MARKETS (2.1%)
    Capital Southwest Corp.                       (b)                     20,612          2,720,784
    Investment Technology Group, Inc.             (a)                     84,849          3,699,416
    Knight Capital Group, Inc. Class A            (a)                    507,550          9,171,428
    LaBranche & Co., Inc.                         (a)(b)                 496,513          4,657,292
    Piper Jaffray Cos., Inc.                      (a)                     93,866          6,471,122
    SWS Group, Inc.                                                      144,181          3,637,687
    Waddell & Reed Financial, Inc. Class A                                92,094          2,364,053
                                                                                   ----------------
                                                                                         32,721,782
                                                                                   ----------------
    CHEMICALS (1.3%)
    A. Schulman, Inc.                                                    167,365          3,494,581
    H.B. Fuller Co.                                                      257,876          6,671,252
    OM Group, Inc.                                (a)                    113,382          5,539,844
    PolyOne Corp.                                 (a)                    163,204          1,196,285
    Sensient Technologies Corp.                                           51,337          1,266,997
    Spartech Corp.                                                        81,954          2,296,351
                                                                                   ----------------
                                                                                         20,465,310
                                                                                   ----------------
    COMMERCIAL BANKS (5.2%)
    1st Source Corp.                                                      36,640          1,057,797
    Abington Community Bancorp, Inc.                                       2,405             45,767
    Ameris Bancorp                                                        40,863          1,053,857
    BancFirst Corp.                                                       34,622          1,685,053

    Bank of Granite Corp.                                                 36,847            696,040
    Banner Corp.                                                          65,324          2,798,480
    Capital City Bank Group, Inc.                                          1,508             51,845
    Center Financial Corp.                                                 6,956            163,536
    Centerstate Banks of Florida, Inc.                                     4,602             91,626
    City Holding Co.                                                      73,515          2,947,951
    Columbia Banking System, Inc.                                        144,816          4,939,674
    Community Banks, Inc.                                                 53,955          1,370,997
    First Bancorp North Carolina                                          45,403          1,157,776
    First Community Bancorp                                              184,675          9,843,177
    First Community Bancshares, Inc.                                      24,749          1,005,799
    First Regional Bancorp                        (a)                     40,553          1,386,102
    FNB Corp.                                                             12,624            502,309
    Frontier Financial Corp.                      (b)                     92,496          2,518,666
    Great Southern Bancorp, Inc.                                          26,239            768,278
    Greater Bay Bancorp                                                  345,516          9,653,717
    Hancock Holding Co.                                                  164,531          7,731,312
    Heritage Commerce Corp.                                               26,939            701,761
    IBERIABANK Corp.                                                      16,622            958,258
    Independent Bank Corp.                                                32,061          1,031,082
    Intervest Bancshares Corp.                    (a)(b)                  80,045          2,429,366
    Lakeland Financial Corp.                                              31,203            771,650
    Mercantile Bank Corp.                                                 35,805          1,251,027
    Preferred Bank                                                        35,773          2,338,839
    PremierWest Bancorp                                                   33,843            504,938
    Provident Bankshares Corp.                                            42,586          1,509,248
    Renasant Corp.                                                         5,480            155,577
    Royal Bancshares of Pennsylvania, Inc.
       Class A                                                            14,443            379,418
    SCBT Financial Corp.                                                   8,993            342,903
    Shore Bancshares, Inc.                                                 6,090            174,539
    Southwest Bancorp, Inc.                                               55,891          1,488,936
    Sterling Bancshares, Inc.                                            324,568          3,911,044
    Sterling Financial Corp.                                              66,972          2,221,461
    Taylor Capital Group, Inc.                                            71,565          2,717,323
    Trustmark Corp.                                                      158,707          4,675,508
    Union Bankshares Corp.                                                 6,443            186,267
    Virginia Financial Group, Inc.                                         3,379             90,118
    West Coast Bancorp                                                    44,008          1,469,427
                                                                                   ----------------
                                                                                         80,778,449
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (1.4%)
    CBIZ, Inc.                                    (a)                    314,697          2,108,470
    Ennis, Inc.                                                          135,369          3,409,945
    Heidrick & Struggles International, Inc.      (a)                     34,906          1,524,345
    IKON Office Solutions, Inc.                                          452,168          6,737,303
    Viad Corp.                                                            80,417          3,372,689
    Watson Wyatt Worldwide, Inc. Class A                                 109,463          4,848,116
                                                                                   ----------------
                                                                                         22,000,868
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (1.8%)
    Anaren, Inc.                                  (a)                     83,439          1,376,743
    Arris Group, Inc.                             (a)                  1,323,257         18,816,715
    CommScope, Inc.                               (a)(b)                  39,923          1,289,912
    Sycamore Networks, Inc.                       (a)                  1,748,614          6,522,330
                                                                                   ----------------
                                                                                         28,005,700
                                                                                   ----------------

    COMPUTERS & PERIPHERALS (1.2%)
*   Brocade Communications Systems, Inc.          (a)                  2,231,461         19,145,935
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (2.7%)
    EMCOR Group, Inc.                             (a)                    333,164         19,130,277
    Quanta Services, Inc.                         (a)(b)                  76,151          1,566,426
    URS Corp.                                     (a)                    141,110          6,063,497
    Washington Group International, Inc.          (a)                    269,996         15,424,871
                                                                                   ----------------
                                                                                         42,185,071
                                                                                   ----------------
    CONSTRUCTION MATERIALS (0.3%)
    Headwaters, Inc.                              (a)(b)                 208,063          4,727,191
                                                                                   ----------------
    CONSUMER FINANCE (1.4%)
    Advanta Corp. Class B                         (b)                    305,226         14,165,539
    Cash America International, Inc.                                     181,191          7,738,668
                                                                                   ----------------
                                                                                         21,904,207
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.5%)
    Greif, Inc. Class A                                                   18,300          2,091,873
    Silgan Holdings, Inc.                                                103,257          4,835,525
                                                                                   ----------------
                                                                                          6,927,398
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Stewart Enterprises, Inc. Class A                                    102,000            725,220
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (0.7%)
    Time Warner Telecom, Inc. Class A             (a)(b)                 494,174         11,504,371
                                                                                   ----------------
    ELECTRIC UTILITIES (3.7%)
    Cleco Corp.                                                          550,215         14,052,491
*   IDACORP, Inc.                                                        521,959         19,286,385
    Sierra Pacific Resources                      (a)                    104,709          1,782,147
*   Westar Energy, Inc.                                                  865,968         23,000,110
                                                                                   ----------------
                                                                                         58,121,133
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (2.6%)
    A.O. Smith Corp.                                                      37,228          1,427,694
    Belden CDT, Inc.                              (b)                     46,339          2,004,162
    General Cable Corp.                           (a)                    328,691         14,176,443
*   Regal-Beloit Corp.                                                   459,064         23,100,100
                                                                                   ----------------
                                                                                         40,708,399
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
    Agilysys, Inc.                                                       266,748          5,054,875
    CTS Corp.                                                              1,100             17,050
    Excel Technology, Inc.                        (a)                     88,315          2,432,195
    Global Imaging Systems, Inc.                  (a)                    136,581          2,629,184
    Park Electrochemical Corp.                                            76,606          2,044,614
    Paxar Corp.                                   (a)                     62,805          1,380,454
    Rofin-Sinar Technologies, Inc.                (a)                     81,677          5,344,126
    Technitrol, Inc.                                                     577,541         12,717,453
    TTM Technologies, Inc.                        (a)                    583,914          6,253,719
    Zygo Corp.                                    (a)                    203,627          3,125,674
                                                                                   ----------------
                                                                                         40,999,344
                                                                                   ----------------

    ENERGY EQUIPMENT & SERVICES (1.8%)
    Compagnie Generale de Geophysique Veritas
       SA, Sponsored ADR                          (a)(b)(c)              444,166         17,637,836
    Hanover Compressor Co.                        (a)(b)                 164,336          3,179,902
    Universal Compression Holdings, Inc.          (a)                    120,110          7,259,448
                                                                                   ----------------
                                                                                         28,077,186
                                                                                   ----------------
    FOOD & STAPLES RETAILING (1.3%)
    Ingles Markets, Inc. Class A                                         146,520          5,365,562
    Pantry, Inc. (The)                            (a)(b)                  38,610          1,884,554
    Performance Food Group Co.                    (a)(b)                 414,283         12,287,634
                                                                                   ----------------
                                                                                         19,537,750
                                                                                   ----------------
    FOOD PRODUCTS (2.0%)
    Hain Celestial Group, Inc.                    (a)                    126,155          3,708,957
    Lance, Inc.                                                           63,270          1,345,753
    Premium Standard Farms, Inc.                                         172,350          3,278,097
    Ralcorp Holdings, Inc.                        (a)                    123,184          6,817,003
    Seaboard Corp.                                (b)                      8,608         16,587,616
                                                                                   ----------------
                                                                                         31,737,426
                                                                                   ----------------
    GAS UTILITIES (0.4%)
    Southwest Gas Corp.                                                  149,674          5,874,704
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
    Viasys Healthcare, Inc.                       (a)                    159,468          4,693,143
    Zoll Medical Corp.                            (a)                     48,437          3,037,969
                                                                                   ----------------
                                                                                          7,731,112
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (3.4%)
    AMERIGROUP Corp.                              (a)                     76,000          2,755,760
    Apria Healthcare Group, Inc.                  (a)                     90,700          2,518,739
    Corvel Corp.                                  (a)                        100              4,713
    Healthspring, Inc.                            (a)                      8,400            165,228
    Kindred Healthcare, Inc.                      (a)(b)                 635,224         18,230,929
    Magellan Health Services, Inc.                (a)                    371,097         15,144,469
    Res-Care, Inc.                                (a)                     98,610          1,712,856
    Sunrise Senior Living, Inc.                   (a)(b)                 357,600         12,787,776
                                                                                   ----------------
                                                                                         53,320,470
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (2.9%)
    Bob Evans Farms, Inc.                                                 79,564          2,702,789
    CBRL Group, Inc.                                                     131,800          6,180,102
    Domino's Pizza, Inc.                                                  15,000            428,550
    Jack in the Box, Inc.                         (a)                     61,253          3,784,823
    Landry's Restaurants, Inc.                                            26,850            804,157
    O'Charley's, Inc.                             (a)                     80,885          1,717,997
    Papa John's International, Inc.               (a)(b)                 570,239         15,750,001
    Six Flags, Inc.                               (a)(b)               1,850,844         10,642,353
    Vail Resorts, Inc.                            (a)(b)                  69,349          3,207,391
                                                                                   ----------------
                                                                                         45,218,163
                                                                                   ----------------
    HOUSEHOLD DURABLES (1.7%)
    American Greetings Corp. Class A                                      31,572            758,359
    Avatar Holdings, Inc.                         (a)(b)                  27,716          2,236,127
    Ethan Allen Interiors, Inc.                   (b)                    138,924          5,233,267
    Furniture Brands International, Inc.          (b)                    817,598         13,629,359
    National Presto Industries, Inc.                                      74,123          4,654,924
                                                                                   ----------------
                                                                                         26,512,036
                                                                                   ----------------

    INSURANCE (7.6%)
    American Equity Investment Life Holding Co.   (b)                    793,491         10,164,620
    American Physicians Capital, Inc.             (a)                    107,724          4,168,919
    Argonaut Group, Inc.                          (a)                    198,732          6,665,471
    Delphi Financial Group, Inc. Class A                                  66,044          2,604,775
    FBL Financial Group, Inc. Class A                                     78,598          3,050,388
    Infinity Property & Casualty Corp.                                     6,801            325,360
    Kansas City Life Insurance Co.                                         1,377             68,836
    National Western Life Insurance Co. Class A                           10,070          2,310,964
    Ohio Casualty Corp.                                                  623,048         18,404,838
    Phoenix Cos., Inc. (The)                                           1,041,598         15,655,218
    RLI Corp.                                     (b)                     51,476          2,848,682
    Safety Insurance Group, Inc.                                         205,325         10,028,073
    Selective Insurance Group, Inc.                                      333,119         17,138,973
    Stewart Information Services Corp.            (b)                     29,000          1,219,160
    United Fire & Casualty Co.                                           267,628          9,059,208
    Zenith National Insurance Corp.                                      301,231         13,766,257
                                                                                   ----------------
                                                                                        117,479,742
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (0.7%)
    EarthLink, Inc.                               (a)                    221,409          1,618,500
    RealNetworks, Inc.                            (a)                    776,089          8,280,870
    SonicWALL, Inc.                               (a)                     26,067            219,745
                                                                                   ----------------
                                                                                         10,119,115
                                                                                   ----------------
    IT SERVICES (1.3%)
    BISYS Group, Inc. (The)                       (a)                  1,059,344         13,527,823
    Gartner, Inc.                                 (a)                     43,840            958,342
    MPS Group, Inc.                               (a)                    300,654          4,503,797
    Wright Express Corp.                          (a)                     51,980          1,604,623
                                                                                   ----------------
                                                                                         20,594,585
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    JAKKS Pacific, Inc.                           (a)(b)                 114,034          2,311,469
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (0.2%)
    Molecular Devices Corp.                       (a)                     56,306          1,980,845
    Varian, Inc.                                  (a)                     21,200          1,134,412
                                                                                   ----------------
                                                                                          3,115,257
                                                                                   ----------------
    MACHINERY (3.3%)
    Albany International Corp. Class A            (b)                     49,188          1,669,441
    Barnes Group, Inc.                                                   109,290          2,340,992
    Circor International, Inc.                                            88,428          3,191,367
    EnPro Industries, Inc.                        (a)(b)                 155,500          5,139,275
    Flowserve Corp.                               (a)                     44,363          2,354,344
    Kennametal, Inc.                                                      25,446          1,572,563
    Manitowoc Co., Inc. (The)                                             42,550          2,206,643
*   NACCO Industries, Inc. Class A                                       160,919         23,244,750
    Nordson Corp.                                                        131,881          6,820,885
    Trinity Industries, Inc.                      (b)                     48,445          1,853,021
                                                                                   ----------------
                                                                                         50,393,281
                                                                                   ----------------
    MEDIA (1.1%)
    Belo Corp. Class A                                                   106,573          1,995,047
    Media General, Inc. Class A                                           12,400            496,124
    RCN Corp.                                     (a)(b)                 399,858         11,871,784

    Westwood One, Inc.                                                   367,492          2,546,720
                                                                                   ----------------
                                                                                         16,909,675
                                                                                   ----------------
    METALS & MINING (2.9%)
    A.M. Castle & Co.                                                    338,343          8,458,575
    Chaparral Steel Co.                                                  244,047         12,514,730
    Commercial Metals Co.                                                 78,949          2,140,307
    Metal Management, Inc.                        (b)                    195,924          8,040,721
    Olympic Steel, Inc.                           (b)                     77,970          2,074,002
    Quanex Corp.                                                          75,395          2,954,730
    Reliance Steel & Aluminum Co.                                        158,267          6,590,238
    Schnitzer Steel Industries, Inc. Class A                               9,949            383,036
    Steel Technologies, Inc.                                             123,161          2,284,637
                                                                                   ----------------
                                                                                         45,440,976
                                                                                   ----------------
    MULTILINE RETAIL (0.3%)
    Big Lots, Inc.                                (a)                    187,400          4,859,282
                                                                                   ----------------
    MULTI-UTILITIES (0.5%)
    Aquila, Inc.                                  (a)                    313,241          1,418,982
    Avista Corp.                                                         220,761          5,552,139
                                                                                   ----------------
                                                                                          6,971,121
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (3.1%)
    Callon Petroleum Co.                          (a)                    886,545         12,305,245
    Cimarex Energy Co.                                                    54,695          2,049,969
    Foundation Coal Holdings, Inc.                                        32,765          1,090,419
    Giant Industries, Inc.                        (a)                    255,118         19,100,685
    Holly Corp.                                                           91,676          4,830,408
    Overseas Shipholding Group, Inc.                                      37,294          2,317,076
    Penn Virginia Corp.                                                   28,145          2,062,466
    St. Mary Land & Exploration Co.               (b)                    118,364          4,259,920
                                                                                   ----------------
                                                                                         48,016,188
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (0.2%)
    Glatfelter                                                            98,653          1,597,192
    Mercer International, Inc.                    (a)(b)                 143,700          1,740,207
                                                                                   ----------------
                                                                                          3,337,399
                                                                                   ----------------
    PERSONAL PRODUCTS (0.0%)                      ++
    NBTY, Inc.                                    (a)                     11,214            581,446
                                                                                   ----------------
    PHARMACEUTICALS (0.3%)
    Alpharma, Inc. Class A                                                71,361          1,965,996
    Perrigo Co.                                                           79,692          1,377,078
    Sciele Pharma, Inc.                           (a)                     44,500          1,056,875
                                                                                   ----------------
                                                                                          4,399,949
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (8.9%)
    Agree Realty Corp.                                                    45,476          1,634,862
    American Home Mortgage Investment Corp.       (b)                    231,011          8,071,524
    Anthracite Capital, Inc.                                             451,222          6,168,205
    Arbor Realty Trust, Inc.                                             178,972          5,710,996
    Capital Trust, Inc. Class A                                          116,600          5,783,360
    Deerfield Triarc Capital Corp.                (b)                    553,841          9,249,145
    DiamondRock Hospitality Co.                                          905,504         17,068,750
    Equity One, Inc.                              (b)                    295,631          8,200,804
    FelCor Lodging Trust, Inc.                                           780,583         17,227,467

    Gramercy Capital Corp.                                                68,834          2,486,972
    Impac Mortgage Holdings, Inc.                 (b)                    526,828          4,541,257
    Inland Real Estate Corp.                      (b)                     60,200          1,217,244
    Kilroy Realty Corp.                                                   32,200          2,796,248
*   LaSalle Hotel Properties                                             597,603         28,451,879
    Lexington Realty Trust                        (b)                    108,990          2,319,307
    Luminent Mortgage Capital, Inc.                                      400,833          3,711,714
    National Retail Properties, Inc.              (b)                    103,993          2,469,834
    NorthStar Realty Finance Corp.                                       309,364          5,460,275
    OMEGA Healthcare Investors, Inc.                                      23,906            433,416
    PS Business Parks, Inc.                                               20,649          1,553,011
    RAIT Financial Trust                                                  31,397          1,173,934
    Redwood Trust, Inc.                           (b)                     37,039          2,354,199
                                                                                   ----------------
                                                                                        138,084,403
                                                                                   ----------------
    ROAD & RAIL (1.2%)
    AMERCO                                        (a)                    168,532         14,121,296
    Arkansas Best Corp.                           (b)                    134,337          5,134,360
                                                                                   ----------------
                                                                                         19,255,656
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.8%)
    Advanced Energy Industries, Inc.              (a)                    319,090          5,529,830
    MKS Instruments, Inc.                         (a)                    301,348          6,590,481
    Pericom Semiconductor Corp.                   (a)                      5,000             49,850
    Varian Semiconductor Equipment Associates,
       Inc.                                       (a)                     73,400          3,020,410
    Zoran Corp.                                   (a)                    918,834         12,836,111
                                                                                   ----------------
                                                                                         28,026,682
                                                                                   ----------------
    SOFTWARE (1.5%)
    Altiris, Inc.                                 (a)                     59,437          1,945,373
    Aspen Technology, Inc.                        (a)                    110,161          1,129,150
    Blackbaud, Inc.                                                       56,825          1,362,095
    i2 Technologies, Inc.                         (a)(b)                 197,653          4,508,465
    Sybase, Inc.                                  (a)                     93,411          2,418,411
    THQ, Inc.                                     (a)(b)                 381,222         11,551,027
                                                                                   ----------------
                                                                                         22,914,521
                                                                                   ----------------
    SPECIALTY RETAIL (6.7%)
    Asbury Automotive Group, Inc.                                        245,619          6,007,841
    Charming Shoppes, Inc.                        (a)(b)                 379,661          4,981,152
    Genesco, Inc.                                 (a)                     15,840            623,938
    Group 1 Automotive, Inc.                                             268,334         14,221,702
*   Payless ShoeSource, Inc.                      (a)                  1,239,846         42,092,772
    Rent-A-Center, Inc.                           (a)(b)                  87,818          2,587,118
    Sonic Automotive, Inc.                                               302,598          9,486,447
    Stage Stores, Inc.                                                   389,636         12,503,419
    United Auto Group, Inc.                                              457,978         10,977,733
                                                                                   ----------------
                                                                                        103,482,122
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (1.3%)
    Brown Shoe Co., Inc.                                                 219,169         11,911,835
    Kellwood Co.                                  (b)                    168,276          5,519,453
    Maidenform Brands, Inc.                       (a)                    152,100          3,045,042
    Stride Rite Corp. (The)                                               14,947            257,985
                                                                                   ----------------
                                                                                         20,734,315
                                                                                   ----------------

    THRIFTS & MORTGAGE FINANCE (7.7%)
    Accredited Home Lenders Holding Co.           (a)(b)                  71,638          1,989,387
    Bank Mutual Corp.                                                    150,970          1,781,446
    BankUnited Financial Corp. Class A            (b)                    138,549          3,822,567
    City Bank Lynnwood                                                    38,070          1,294,380
*   Corus Bankshares, Inc.                        (b)                  1,029,249         21,923,004
*   Downey Financial Corp.                        (b)                    354,259         25,343,689
    Federal Agricultural Mortgage Corp. Class C                           64,141          1,781,196
*   FirstFed Financial Corp.                      (a)(b)                 379,834         26,189,554
    Fremont General Corp.                                                 87,746          1,193,346
    ITLA Capital Corp.                                                    20,813          1,264,390
    MAF Bancorp, Inc.                                                     40,179          1,805,644
    NASB Financial, Inc.                                                   3,564            139,459
    OceanFirst Financial Corp.                                            36,067            794,917
    Ocwen Financial Corp.                         (a)(b)                 588,672          8,288,502
    PFF Bancorp, Inc.                                                    119,686          4,053,765
    Provident Financial Services, Inc.                                   307,440          5,595,408
    TierOne Corp.                                                        151,321          4,557,789
    Triad Guaranty, Inc.                          (a)                    157,689          8,120,983
                                                                                   ----------------
                                                                                        119,939,426
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    SBA Communications Corp. Class A              (a)                     45,913          1,364,075
                                                                                   ----------------
    Total Common Stocks
       (Cost $1,304,465,156)                                                          1,463,712,502(j)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------

    SHORT-TERM INVESTMENTS (23.9%)

    COMMERCIAL PAPER (6.3%)

    CAFCO LLC
       5.287%, due 3/6/07                         (d)            $     6,511,457          6,511,457
    Charta LLC
       5.299%, due 3/23/07                        (d)                  6,511,457          6,511,457
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (d)                  6,511,457          6,511,457
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (d)                  9,767,185          9,767,185
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (d)                  3,255,728          3,255,728
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (d)                  6,511,457          6,511,457
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (d)                  9,767,185          9,767,185
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (d)                  9,767,185          9,767,185
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (d)                  3,255,728          3,255,728
    Old Line Funding LLC
       5.282%, due 2/15/07                        (d)                  6,511,457          6,511,457
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (d)                  6,511,457          6,511,457
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (d)                  6,368,476          6,368,476
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (d)                  6,511,457          6,511,457

    Yorktown Capital LLC
       5.276%, due 2/8/07                           (d)               9,767,185          9,767,185
                                                                                   ----------------
    Total Commercial Paper
       (Cost $97,528,871)                                                                97,528,871
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (3.7%)

    BGI Institutional Money Market Fund             (d)               57,815,872         57,815,872
                                                                                   ----------------
    Total Investment Company
       (Cost $57,815,872)                                                                57,815,872
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $8,140,546
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $8,486,069 and a Market Value of $8,433,813)  (d)         $     8,139,321          8,139,321
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $8,139,321)                                                                  8,139,321
                                                                                   ----------------
    TIME DEPOSITS (7.4%)

    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                          (d)               13,022,914         13,022,914
    Bank of America Corp.
       5.27%, due 3/20/07                           (d)(e)             9,767,185          9,767,185
    BNP Paribas
       5.26%, due 2/8/07                            (d)                9,767,185          9,767,185
    Calyon
       5.31%, due 2/12/07                           (d)                6,511,459          6,511,459
    Citigroup, Inc.
       5.325%, due 3/22/07                          (d)                9,767,185          9,767,185
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                           (d)                6,511,457          6,511,457
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                            (d)                9,767,185          9,767,185
    Rabobank Nederland
       5.29%, due 3/6/07                            (d)               13,022,914         13,022,914
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                           (d)               26,045,827         26,045,827
    Standard Chartered Bank
       5.28%, due 2/9/07                            (d)                9,767,185          9,767,185
                                                                                   ----------------
    Total Time Deposits
       (Cost $113,950,496)                                                              113,950,496
                                                                                   ----------------
    U.S. GOVERNMENT (6.0%)
    United States Treasury Bills
       5.014%, due 4/5/07                           (f)                4,000,000          3,965,140
       5.022%, due 4/12/07                                            90,300,000         89,426,438
                                                                                   ----------------
    Total U.S. Government
       (Cost $93,392,709)                                                                93,391,578
                                                                                   ----------------

    Total Short-Term Investments
       (Cost $370,827,269)                                                              370,826,138
                                                                                   ----------------
    Total Investments
       (Cost $1,675,292,425)                      (g)                      118.1%     1,834,538,640(h)
    Liabilities in Excess of
       Cash and Other Assets                                               (18.1)      (280,526,123)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $  1,554,012,517
                                                                 ===============   ================

                                                                    CONTRACTS           UNREALIZED
                                                                       LONG            APPRECIATION(i)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.1%)

    Russell Mini
       March 2007                                                            928   $      1,677,200
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $74,648,320)             (j)                              $      1,677,200
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f)  Segregated as collateral for futures contracts.

(g)  The cost for federal income tax purposes is $1,693,892,366.

(h) At January 31, 2007 net unrealized appreciation was $140,646,274, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $195,979,229 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $55,332,955.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(j) The combined market value of common stocks and settlement value of Russell Mini futures contracts represents 99.0% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007


By: /s/ Arphiela Arizmendi
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007